UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7264

Greater China Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Greater China Growth Portfolio                                                                                                           as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
China — 66.6%
Air Freight & Logistics — 1.2%
Shenzhen International Holdings, Ltd.	35,690,000	$3,701,506
		$3,701,506
Auto Components — 1.7%
Minth Group, Ltd.	4,314,000	$5,443,313
		$5,443,313
Commercial Banks — 4.5%
Bank of China Ltd. - Class H (1)	9,063,000	$4,459,258
China Construction Bank - Class H	8,983,000	5,402,074
China Merchants Bank Co., Ltd. - Class H	1,776,000	4,576,241
		$14,437,573
Construction & Engineering — 2.0%
China Communications Construction Co., Ltd. - Class H	4,539,000	$6,246,429
		$6,246,429
Construction Materials — 5.5%
Anhui Conch Cement Co., Ltd. - Class H	1,410,000	$7,943,949
China National Building Material Co., Ltd. - Class H	6,574,000	9,518,379
		$17,462,328
Containers & Packaging — 2.5%
AMVIG Holdings Ltd.	8,242,000	$7,893,378
		$7,893,378
Distributors — 2.3%
Huabao International Holdings, Ltd.	10,175,000	$7,361,565
		$7,361,565
Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group, Inc. ADR (1)	99,000	$4,649,040
		$4,649,040
Diversified Telecommunication Services — 1.3%
China Communications Services Corp., Ltd. - Class H (1)	6,678,000	$4,160,952
		$4,160,952
Energy Equipment & Services — 2.0%
China Oilfield Services, Ltd. - Class H	6,840,000	$6,342,130
		$6,342,130
Hotels, Restaurants & Leisure — 1.1%
Home Inns & Hotels Management, Inc. ADR (1)	117,710	$3,451,257
		$3,451,257

Insurance — 3.1%
China Life Insurance Co., Ltd. - Class H (1)	3,150,000	$9,734,598
		$9,734,598
Internet Software & Services — 2.3%
Tencent Holdings, Ltd.	1,690,000	$7,287,314
		$7,287,314
Machinery — 4.8%
China Infrastructure Machinery Holdings, Ltd.	3,378,000	$7,061,883
Shanghai Prime Machinery Co., Ltd. - Class H	17,826,000	8,217,073
		$15,278,956
Marine — 1.6%
China Cosco Holdings - Class H	4,452,500	$5,251,665
		$5,251,665
Media — 2.4%
Focus Media Holding, Ltd. ADR (1)	170,900	$7,558,907
		$7,558,907
Metals & Mining — 1.3%
China Molybednum Co. Ltd. - Class H (1)	2,560,000	$3,985,609
		$3,985,609
Multiline Retail — 2.2%
Parkson Retail Group, Ltd.	1,050,000	$7,066,049
		$7,066,049
Oil, Gas & Consumable Fuels — 4.8%
Anhui Tianda Oil Pipe Co., Ltd. - Class H	2,222,000	$2,062,544
China Coal Energy Co. - Class H (1)	2,478,000	3,198,033
China Shenhua Energy Co., Ltd. - Class H	1,195,000	3,515,895
PetroChina Co., Ltd. - Class H	5,066,000	6,551,096
		$15,327,568
Paper and Forest Products — 2.6%
Nine Dragons Paper Holdings, Ltd.	3,927,000	$8,216,593
		$8,216,593
Real Estate Investment Trusts (REITs) — 1.7%
CapitaRetail China Trust (1)	2,945,000	$5,572,467
		$5,572,467
Real Estate Management & Development — 2.9%
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	$9,202,552
		$9,202,552
Specialty Retail — 1.0%
Sichuan Xinhua Winshare - Class H	4,574,000	$3,343,901
		$3,343,901

Textiles, Apparel & Luxury Goods — 4.3%
Ports Design, Ltd.	3,521,000	$10,303,885
Prime Success International Group	5,126,000	3,477,238
		$13,781,123
Transportation Infrastructure — 1.4%
China Merchants Holdings International Co., Ltd.	1,010,000	$4,503,014
		$4,503,014
Wireless Telecommunication Services — 4.6%
China Mobile, Ltd.	1,564,500	$14,539,895
		$14,539,895
Total China (identified cost $128,739,558)		$211,799,682
Hong Kong — 18.5%
Distributors — 4.5%
Integrated Distribution Services Group, Ltd.	2,551,000	$7,761,310
Li & Fung, Ltd.	1,882,000	6,299,558
		$14,060,868
Diversified Financial Services — 1.7%
First Pacific Co., Ltd.	3,212,000	$2,297,753
Hong Kong Exchanges and Clearing, Ltd.	289,500	3,234,129
		$5,531,882
Electric Utilities — 1.9%
CLP Holdings, Ltd.	844,000	$5,931,311
		$5,931,311
Real Estate Management & Development — 5.4%
Cheung Kong Holdings, Ltd.	469,000	$6,061,286
Midland Holdings, Ltd.	4,190,000	2,749,069
New World Development Co., Ltd.	1,224,000	2,989,464
Swire Pacific, Ltd. - Class A	475,500	5,350,183
		$17,150,002
Specialty Retail — 2.7%
Esprit Holdings, Ltd.	699,000	$8,590,664
		$8,590,664
Textiles, Apparel & Luxury Goods — 2.3%
Peace Mark Holdings, Ltd.	5,980,000	$7,272,933
		$7,272,933
Total Hong Kong (identified cost $37,206,985)		$58,537,660

Singapore — 1.5%
Marine — 1.5%
Cosco Corp., Ltd.	2,771,000	$4,862,029
		$4,862,029
Total Singapore (identified cost $4,310,364)		$4,862,029
Taiwan — 13.0%
Computer Peripherals — 0.9%
Acer, Inc.	1,563,153	$2,885,403
		$2,885,403
Electronic Equipment & Instruments — 1.6%
Hon Hai Precision Industry Co., Ltd.	726,400	$5,131,498
		$5,131,498
Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	410,617	$3,992,073
		$3,992,073
Insurance — 0.9%
Cathay Financial Holding Co., Ltd.	1,346,789	$2,843,105
		$2,843,105
Leisure Equipment & Products — 1.3%
Johnson Health Tech Co., Ltd.	771,750	$4,050,942
		$4,050,942
Real Estate Investment Trusts (REITs) — 0.6%
Fubon No. 2 Real Estate Investment Trust	4,855,000	$1,911,323
		$1,911,323
Real Estate Management & Development — 0.7%
Farglory Developers Co., Ltd.	1,374,000	$2,338,150
		$2,338,150
Semiconductors & Semiconductor Equipment — 3.9%
MediaTek, Inc.	317,020	$5,018,053
Taiwan Semiconductor Manufacturing Co., Ltd.	3,499,666	7,280,828
		$12,298,881
Wireless Telecommunication Services — 1.8%
Far EasTone Telecommunications Co., Ltd.	4,827,300	$5,724,025
		$5,724,025
Total Taiwan (identified cost $30,342,981)		$41,175,400
Total Common Stocks (identified cost $200,599,888)		$316,374,771

Total Investments — 99.6% (identified cost $200,599,888)	$316,374,771
Other Assets, Less Liabilities — 0.4%	$1,310,316
Net Assets — 100.0%	$317,685,087

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
China Mobile, Ltd.	Wireless Telecommunication Services	4.6%	$14,539,895
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.2	10,303,885
China Life Insurance Co., Ltd. - Class H	Insurance	3.0	9,734,598
China National Building Material Co., Ltd. - Class H	Construction Materials	3.0	9,518,379
Guangzhou R&F Properties Co., Ltd. - Class H	Real Estate Management & Development	2.9	9,202,552
Esprit Holdings, Ltd.	Specialty Retail	2.7	8,590,664
Shanghai Prime Machinery Co., Ltd. - Class H	Machinery	2.6	8,217,073
Nine Dragons Paper Holdings, Ltd.	Paper and Forest Products	2.6	8,216,593
Anhui Conch Cement Co., Ltd. - Class H	Construction Materials	2.5	7,943,949
AMVIG Holdings Ltd.	Containers & Packaging	2.5	7,893,378
		29.6%	$94,160,966

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
Real Estate Management & Development	9.0%	$28,690,704
Distributors	6.8	21,422,433
Textiles, Apparel & Luxury Goods	6.6	21,054,056
Wireless Telecommunication Services	6.4	20,263,920
Construction Materials	5.5	17,462,328
Oil, Gas & Consumable Fuels	4.8	15,327,568
Machinery	4.8	15,278,956
Commercial Banks	4.5	14,437,573
Insurance	4.0	12,577,703
Semiconductors & Semiconductor Equipment	3.9	12,298,881
	56.3%	$178,814,122

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$200,599,888
Gross unrealized appreciation	$116,759,570
Gross unrealized depreciation	(984,687)
Net unrealized appreciation	$115,774,883

The net unrealized appreciation on currency was $5,066.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 19, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	July 19, 2007